Additional Financial Statement Information - Schedule of Other Income Statement Information Related to Accrued Revenue Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total accrued revenue	$ 11,410	$ 7,847
Oil and gas royalties
Total accrued revenue	1,680	3,241
Resource Sales | Related Party
Total accrued revenue	18	113
Resource Sales | Nonrelated Party
Total accrued revenue	1,282	642
Resource Royalties | Related Party
Total accrued revenue	415	0
Resource Royalties | Nonrelated Party
Total accrued revenue	1,170	610
Easements and Other Surface Related Revenues | Related Party
Total accrued revenue	3	51
Easements and Other Surface Related Revenues | Nonrelated Party
Total accrued revenue	2,755	1,692
Surface Use Royalties | Related Party
Total accrued revenue	2,054	826
Surface Use Royalties | Nonrelated Party
Total accrued revenue	$ 2,033	$ 674